Income taxes - Summary of Balances of Deferred Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax liabilities
Deferred tax liabilities	$ (36,369)	$ (16,571)
Set off tax	18,719	1,969
Net deferred tax liabilities	(36,369)	(16,571)
Deferred tax assets
Deferred tax assets	30,148	30,743
Set off tax	(18,719)	(1,969)
Net deferred tax assets	30,148	30,743
Total deferred taxes	(6,221)	14,172
Deferred tax liabilities
Set off tax	(16,750)	(453)	$ (423)
Deferred tax liabilities	19,798	(2,211)	(3,408)
Deferred tax assets
Set off tax	16,750	453	423
Deferred tax assets	595	(2,548)	7,399
Origination and reversal of temporary differences	20,393	(4,759)	3,991
Maintenance deposits
Deferred tax liabilities
Deferred tax liabilities	(5,972)	(11,945)
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	(5,973)	(5,973)	(5,973)
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	(5,973)	(5,973)	(5,973)
Prepaid dividend tax
Deferred tax liabilities
Deferred tax liabilities	(30,984)	(5,801)
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	25,183	3,798	2,003
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	25,183	3,798	2,003
Property and equipment
Deferred tax liabilities
Deferred tax liabilities	389	944
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	555	558	606
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	555	558	606
Right of use assets
Deferred tax liabilities
Deferred tax liabilities	(17,136)	0
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	17,136	0	0
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	17,136	0	0
Other
Deferred tax liabilities
Deferred tax liabilities	(1,385)	(1,738)
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	(353)	(141)	379
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	(353)	(141)	379
Provision for return conditions
Deferred tax assets
Deferred tax assets	11,521	9,807
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	(1,714)	(1,243)	4,101
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	(1,714)	(1,243)	4,101
Air traffic liability
Deferred tax assets
Deferred tax assets	2,089	2,686
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	597	(224)	24
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	597	(224)	24
Lease Liability
Deferred tax assets
Deferred tax assets	18,971	0
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	(18,971)	0	0
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	(18,971)	0	0
Other provisions
Deferred tax assets
Deferred tax assets	3,849	1,946
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	(1,903)	161	(1,485)
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	(1,903)	161	(1,485)
Tax loss
Deferred tax assets
Deferred tax assets	12,437	18,273
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	5,836	(1,695)	4,336
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	$ 5,836	$ (1,695)	$ 4,336